Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Staples Index ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Consumer Staples Index ETF
Bar Chart Table:
Annual Return 2014	15.74%
Annual Return 2015	5.65%
Annual Return 2016	5.92%
Annual Return 2017	12.51%
Annual Return 2018	(8.30%)
Annual Return 2019	26.73%
Annual Return 2020	11.00%
Annual Return 2021	17.51%